Leases (Details) - Schedule of operating maturity of lease liability - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule of operating maturity of lease liability [Abstract]
2022	$ 21,491	$ 118,452
2023	88,325	88,325
2024	7,378	7,379
Total undiscounted finance lease payments	117,194	214,156
Less: Imputed interest	(7,032)
Present value of finance lease liabilities	$ 110,162	$ 195,681